Cambria Emerging Shareholder Yield ETF
Schedule of Investments
July 31, 2024 (Unaudited)

Sector Weightings
Cambria Emerging Shareholder Yield ETF
Information Technology	21.1%
Financials	20.9%
Energy	16.2%
Industrials	11.0%
Consumer Discretionary	10.4%
Utilities	6.6%
Materials	6.6%
Consumer Staples	3.2%
Real Estate	1.7%
Health Care	1.4%
Communication Services	0.9%
100.0%

Percentages are stated as a percent of total investments, excluding short-term investments.

	Shares	Value
Common Stocks - 95.8%
Brazil - 4.3%
Cia de Saneamento de Minas Gerais Copasa MG	877,200	$3,428,992
Cielo SA	4,071,200	4,153,147
Petroleo Brasileiro SA	541,800	3,871,813
TIM SA	1,170,200	3,593,677
Ultrapar Participacoes SA	928,800	3,653,687
		18,701,316

China - 18.7%
Anhui Conch Cement Co. Ltd. - Class H	1,192,500	2,912,241
Bank of Communications Co. Ltd. - Class H	6,525,000	4,743,723
CGN Power Co. Ltd. - Class H	14,622,000	5,970,187
China Coal Energy Co. Ltd. - Class H	4,437,000	4,497,852
China Petroleum & Chemical Corp. - Class H	8,446,000	5,426,819
China Shenhua Energy Co. Ltd. - Class H	1,827,000	7,611,672
COSCO SHIPPING Holdings Co. Ltd. - Class H	2,456,000	3,501,903
Dongfeng Motor Group Co. Ltd. - Class H (a)	8,436,000	2,472,649
E-Commodities Holdings Ltd.	18,792,000	3,800,324
Fufeng Group Ltd.	7,308,000	4,321,465
Huadian Power International Corp. Ltd. - Class H	11,666,000	6,002,588
JNBY Design Ltd.	2,442,500	3,989,108
Lonking Holdings Ltd.	15,021,000	2,960,807
People's Insurance Co. Group of China Ltd. - Class H	12,414,000	4,178,862
PetroChina Co. Ltd. - Class H	6,946,000	6,054,418
PICC Property & Casualty Co. Ltd. - Class H	3,238,000	4,243,921
Shenzhen Expressway Corp. Ltd. - Class H	3,654,000	3,573,159
Yankuang Energy Group Co. Ltd. - Class H	4,064,400	5,306,243
		81,567,941

Czech Republic - 0.8%
CEZ AS	95,149	3,664,080

Hong Kong - 0.5%
China Medical System Holdings Ltd.	2,610,000	2,164,741

India - 7.3%
Bank of Baroda	771,696	2,337,795
Coal India Ltd.	829,518	5,173,543
Indian Bank	833,031	6,057,051
Oil & Natural Gas Corp. Ltd.	1,216,332	4,854,941
Oil India Ltd.	1,235,169	8,520,035
Vedanta Ltd.	878,370	4,728,666
		31,672,031

Indonesia - 1.3%
Indo Tambangraya Megah Tbk PT	1,618,200	2,617,384
United Tractors Tbk PT	1,827,000	2,898,930
		5,516,314

Mexico - 2.2%
Arca Continental SAB de CV	522,000	5,143,231
Banco del Bajio SA	1,513,800	4,545,219
		9,688,450

Poland - 5.6%
Alior Bank SA	182,440	4,366,188
Bank Polska Kasa Opieki SA	95,459	3,862,962
Powszechna Kasa Oszczednosci Bank Polski SA	418,957	6,231,981
Powszechny Zaklad Ubezpieczen SA	441,435	5,403,645
XTB SA	294,547	4,694,977
		24,559,753

Russia - 0.0%(b)
Alrosa PJSC (a)(c)(d)	538,800	–
Federal Grid Co. Unified Energy System (a)(c)(d)	328,200,000	4
Gazprom Neft PJSC (a)(c)(d)	223,200	–
Gazprom PJSC (a)(c)(d)	423,000	–
Inter RAO UES PJSC (a)(c)(d)	11,040,000	–
LUKOIL PJSC (a)(c)(d)	17,160	–
Magnitogorsk Iron & Steel Works PJSC (a)(c)(d)	1,560,000	–
NovaBev Group PJSC (a)(c)(d)	20,340	–
Novolipetsk Steel PJSC (a)(c)(d)	458,400	–
OGK-2 PJSC (a)(c)(d)	94,200,000	1
Sberbank of Russia PJSC (a)(c)(d)	276,600	–
Severstal PAO (a)(c)(d)	85,200	–
Unipro PJSC (a)(c)(d)	21,240,000	–
		5

South Africa - 12.2%
Exxaro Resources Ltd.	316,376	3,385,158
Investec Ltd.	839,532	6,554,918
Investec PLC	854,333	6,721,613
Kumba Iron Ore Ltd.	128,970	2,813,370
Motus Holdings Ltd.	828,313	4,695,403
Nedbank Group Ltd.	302,579	4,619,636
Reunert Ltd.	1,498,431	5,907,335
Sanlam Ltd.	965,286	4,322,255
Tiger Brands Ltd.	347,019	4,245,969
Truworths International Ltd.	1,992,508	9,898,813
		53,164,470

South Korea - 12.2%
DB Insurance Co. Ltd.	65,772	5,278,958
Doosan Bobcat, Inc.	84,667	2,533,706
GS Holdings Corp.	123,198	4,375,800
Hancom, Inc.	273,589	3,749,863
Hankook Tire & Technology Co. Ltd.	104,385	3,385,357
Hanmi Semiconductor Co. Ltd.	109,647	10,449,019
KB Financial Group, Inc.	76,841	4,905,992
Kia Corp.	68,744	5,597,387
KT&G Corp.	59,787	4,051,663
Poongsan Corp.	117,111	4,967,701
Samsung C&T Corp.	36,170	4,080,044
		53,375,490

Taiwan - 27.0%(e)
Asustek Computer, Inc.	516,000	7,158,381
Catcher Technology Co. Ltd.	774,000	5,015,577
Chicony Electronics Co. Ltd.	1,423,000	6,731,868
China Motor Corp.	1,077,000	3,201,183
Dimerco Express Corp.	2,128,054	5,729,625
Evergreen Marine Corp. Taiwan Ltd.	881,000	4,569,836
EVERGREEN Steel Corp.	1,065,000	3,952,845
Global Mixed Mode Technology, Inc.	363,000	2,760,876
Holy Stone Enterprise Co. Ltd.	1,297,000	3,511,804
Huaku Development Co. Ltd.	1,419,000	7,187,816
IEI Integration Corp.	2,064,000	5,167,849
ITE Technology, Inc.	1,548,000	7,064,192
L&K Engineering Co. Ltd.	714,000	5,039,489
Nantex Industry Co. Ltd.	3,096,000	3,767,569
Novatek Microelectronics Corp.	260,000	4,136,903
O-TA Precision Industry Co. Ltd.	1,264,000	3,453,216
Powertech Technology, Inc.	761,000	3,785,321
Radiant Opto-Electronics Corp.	1,032,000	5,588,561
Systex Corp.	1,290,000	4,787,953
TaiDoc Technology Corp.	774,000	3,814,664
Tong Yang Industry Co. Ltd.	1,117,000	3,153,563
Transcend Information, Inc.	1,290,000	3,889,230
Tripod Technology Corp.	1,032,000	6,232,187
Utechzone Co. Ltd.	1,378,000	4,779,191
Winstek Semiconductor Co. Ltd.	1,077,000	3,489,519
		117,969,218

Turkey - 3.7%
Dogus Otomotiv Servis ve Ticaret AS	532,399	3,866,264
Enerjisa Enerji AS	4,196,683	8,559,939
Turkiye Petrol Rafinerileri AS	780,431	3,848,220
		16,274,423
Total Common Stocks (Cost $388,352,573)		418,318,232

Short-Term Investments - 3.4%
Money Market Funds - 3.4%
First American Treasury Obligations Fund - Class X, 5.20% (f)	14,900,665	14,900,665
Total Short-Term Investments (Cost $14,900,665)		14,900,665

Total Investments - 99.2% (Cost $403,253,238)		433,218,897
Other Assets in Excess of Liabilities - 0.8%		3,437,759
Total Net Assets - 100.0%		$436,656,656

Percentages are stated as a percent of net assets.
AS - Turkish Joint Stock Company
PAO - Russian Public Stock Company
PJSC - Public Joint Stock Company
PLC - Public Limited Company PT – Perseroan Terbatas
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c) (d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $5 or 0.0% of net assets as of July 31, 2024.
These securities are considered to be illiquid. The aggregate value of these securities at July 31, 2024, was $5, which represents 0.0% of the Fund’s net assets.

(e)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(f)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Cambria Emerging Shareholder Yield ETF
	Level 1	Level 2	Level 3(a)	Total
Assets:
Common Stocks	$418,318,227	$–	$5	$418,318,232
Money Market Funds	14,900,665	–	–	14,900,665
Total Assets	$433,218,892	$–	$5	$433,218,897

(a)
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Refer to the Schedule of Investments for country classifications.